Revenue Recognition - Contract Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Contract Assets
Balance at December 31, 2017	$ 0
Change in accounting policy			$ 195
Contract additions	24
Terminated contracts	(1)
Reclassified to receivables	(40)
Balance at December 31, 2018	$ 11
Contract Assets
Contract Assets
Change in accounting policy		$ 28